Commitments and Contingencies - Future Minimal Purchase, Lease and Rental Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 2,311
2018	1,568
2019	1,462
2020	67
2021	34
Total	$ 5,442